Eaton Vance
Emerging and Frontier Countries Equity Fund
July 31, 2023 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2023, the value of the Fund’s investment in the Portfolio was $313,851,596 and the Fund owned approximately 100% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 90.2%
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(1)	979,308	$ 934,119
		$ 934,119
China — 2.6%
Alibaba Group Holding, Ltd.(1)	65,100	$ 831,937
Alibaba Health Information Technology, Ltd.(1)	38,000	27,285
Anhui Conch Cement Co., Ltd., Class H	9,500	28,680
ANTA Sports Products, Ltd.	6,400	75,846
Baidu, Inc., Class A(1)	10,450	204,306
BeiGene, Ltd.(1)	3,500	57,969
Bilibili, Inc., Class Z(1)	1,420	27,008
BYD Co., Ltd., Class A	900	34,357
BYD Co., Ltd., Class H	4,000	142,472
China Conch Venture Holdings, Ltd.	14,500	18,159
China Gas Holdings, Ltd.	23,000	25,765
China International Capital Corp., Ltd., Class H(2)	13,600	30,099
China Life Insurance Co., Ltd., Class H	41,000	71,980
China Longyuan Power Group Corp., Ltd., Class H	26,000	25,172
China Mengniu Dairy Co., Ltd.(1)	17,000	64,569
China National Building Material Co., Ltd., Class H	34,000	21,490
China Overseas Land & Investment, Ltd.	22,000	52,188
China Pacific Insurance (Group) Co., Ltd., Class H	17,200	46,370
China Petroleum & Chemical Corp., Class H	140,000	78,405
China Resources Beer Holdings Co., Ltd.	10,000	64,429
China Resources Gas Group, Ltd.	7,800	27,021
China Resources Land, Ltd.	18,000	83,992
China Resources Mixc Lifestyle Services, Ltd.(2)	5,800	28,070
China Resources Power Holdings Co., Ltd.	16,000	34,711
China Shenhua Energy Co., Ltd., Class H	19,500	58,449
China Tourism Group Duty Free Corp., Ltd., Class A	1,000	17,676
China Tower Corp., Ltd., Class H(2)	328,000	37,077
China Vanke Co., Ltd., Class H	15,200	21,544
China Yangtze Power Co., Ltd., Class A	11,000	33,067
Chow Tai Fook Jewellery Group, Ltd.	16,000	27,935
CITIC Securities Co., Ltd., Class H	16,000	34,463
CITIC, Ltd.	39,000	44,024
Contemporary Amperex Technology Co., Ltd., Class A	1,620	54,012
COSCO SHIPPING Holdings Co., Ltd., Class H	29,500	31,223
Country Garden Holdings Co., Ltd.(1)	96,000	19,722
Country Garden Services Holdings Co., Ltd.	15,000	17,174
CSPC Pharmaceutical Group, Ltd.	52,000	43,434
East Buy Holding, Ltd.(1)(2)	3,500	17,115
ENN Energy Holdings, Ltd.	4,400	53,481
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,760	17,926
Security	Shares	Value
China (continued)
Fuyao Glass Industry Group Co., Ltd., Class H(2)	6,000	$ 26,737
Ganfeng Lithium Group Co., Ltd., Class H(2)	6,000	38,654
GCL Technology Holdings, Ltd.	145,000	31,590
Geely Automobile Holdings, Ltd.	36,000	52,532
Genscript Biotech Corp.(1)	10,000	25,756
Great Wall Motor Co., Ltd., Class H	24,000	32,839
Guangdong Investment, Ltd.	28,000	24,240
H World Group, Ltd. ADR(1)	1,200	57,648
Haidilao International Holding, Ltd.(2)	11,000	31,069
Haier Smart Home Co., Ltd., Class H	14,200	46,697
Hengan International Group Co., Ltd.	6,000	24,680
Hygeia Healthcare Holdings Co., Ltd., Class C(2)	3,400	22,104
Innovent Biologics, Inc.(1)(2)	7,000	31,300
iQIYI, Inc. ADR(1)	4,200	26,628
JD Health International, Inc.(1)(2)	6,700	48,979
JD.com, Inc., Class A	9,850	203,930
Kanzhun, Ltd. ADR(1)	1,400	26,152
KE Holdings, Inc. ADR(1)	3,700	64,454
Kingdee International Software Group Co., Ltd.(1)	18,000	31,573
Kingsoft Corp., Ltd.	8,400	36,155
Kuaishou Technology Co., Ltd.(1)(2)	9,400	82,500
Kunlun Energy Co., Ltd.	36,000	29,459
Kweichow Moutai Co., Ltd., Class A	400	105,582
Lenovo Group, Ltd.	52,000	59,862
Li Auto, Inc., Class A(1)	6,200	133,096
Li Ning Co., Ltd.	12,000	73,157
Longfor Group Holdings, Ltd.(2)	13,000	35,171
LONGi Green Energy Technology Co., Ltd., Class A	4,200	17,600
Luzhou Laojiao Co., Ltd., Class A	800	27,045
Meituan, Class B(1)(2)	19,700	376,075
NetEase, Inc.	9,400	204,735
New Oriental Education & Technology Group, Inc.(1)	10,400	59,244
NIO, Inc. ADR(1)	7,200	110,160
Nongfu Spring Co., Ltd., Class H(2)	10,400	60,637
PDD Holdings, Inc. ADR(1)	2,300	206,586
People's Insurance Co. Group of China, Ltd., Class H	82,000	31,569
PetroChina Co., Ltd., Class H	120,000	87,988
PICC Property & Casualty Co., Ltd., Class H	46,000	53,954
Ping An Insurance Group Co. of China, Ltd., Class A	4,900	36,206
Ping An Insurance Group Co. of China, Ltd., Class H	29,500	214,959
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	25,829
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	700	23,438
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	600	24,901
Shenzhou International Group Holdings, Ltd.	4,800	50,951
Sino Biopharmaceutical, Ltd.	71,000	32,201

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sinopharm Group Co., Ltd., Class H	12,000	$ 37,790
Smoore International Holdings, Ltd.(2)	18,000	20,266
Sunny Optical Technology Group Co., Ltd.	4,200	41,177
TAL Education Group ADR(1)	4,100	33,538
Tencent Holdings, Ltd.	27,300	1,254,739
Tencent Music Entertainment Group ADR(1)	5,000	34,950
Tingyi (Cayman Islands) Holding Corp.	18,000	27,797
Tongcheng Travel Holdings, Ltd.(1)	12,000	29,119
Trip.com Group, Ltd. ADR(1)	2,800	114,912
Tsingtao Brewery Co., Ltd., Class H	4,000	35,969
Vipshop Holdings, Ltd. ADR(1)	2,900	54,607
Wanhua Chemical Group Co., Ltd.	1,900	26,047
Want Want China Holdings, Ltd.	44,000	30,684
Weichai Power Co., Ltd., Class H	19,000	28,148
Wuliangye Yibin Co., Ltd., Class A	1,500	38,103
WuXi AppTec Co., Ltd., Class H(2)	2,700	25,684
WuXi Biologics Cayman, Inc.(1)(2)	17,500	100,989
Xinyi Solar Holdings, Ltd.	34,000	36,919
Xpeng, Inc., Class A(1)	6,800	72,535
Yadea Group Holdings, Ltd.(2)	12,000	27,308
Yankuang Energy Group Co., Ltd., Class H	18,000	27,101
Yum China Holdings, Inc.	2,100	128,142
Zai Lab, Ltd. ADR(1)	800	24,048
Zhongsheng Group Holdings, Ltd.	5,500	19,324
Zhuzhou CRRC Times Electric Co., Ltd., Class H	5,200	20,730
Zijin Mining Group Co., Ltd., Class H	34,000	58,722
ZTO Express Cayman, Inc. ADR	2,400	66,720
		$ 8,093,292
Cyprus — 3.4%
Bank of Cyprus Holdings PLC(3)	45,800	$ 138,150
Bank of Cyprus Holdings PLC(3)	3,358,701	10,607,039
		$ 10,745,189
Georgia — 8.4%
Bank of Georgia Group PLC	206,490	$ 8,633,535
Georgia Capital PLC(1)	888,576	10,603,155
TBC Bank Group PLC	227,322	7,265,691
		$ 26,502,381
Greece — 19.9%
Alpha Services and Holdings S.A.(1)	3,867,862	$ 6,965,672
Athens Water Supply & Sewage Co. S.A.	52,319	397,921
Autohellas Tourist & Trading S.A.	16,600	249,230
Ellaktor S.A.(1)	112,600	309,310
Eurobank Ergasias Services and Holdings S.A.(1)	4,704,250	8,217,810
Security	Shares	Value
Greece (continued)
GEK Terna Holding Real Estate Construction S.A.(1)	74,145	$ 1,168,910
Hellenic Telecommunications Organization S.A.	299,952	4,733,832
Helleniq Energy Holdings S.A.	79,533	706,719
Holding Co. ADMIE IPTO S.A.	151,955	399,114
JUMBO S.A.	174,729	5,213,766
LAMDA Development S.A.(1)	90,252	706,095
Motor Oil (Hellas) Corinth Refineries S.A.	88,376	2,233,474
Mytilineos S.A.	166,917	6,946,378
National Bank of Greece S.A.(1)	766,615	5,279,458
OPAP S.A.	283,666	4,988,989
Piraeus Financial Holdings S.A.(1)	2,058,570	7,797,265
Public Power Corp. S.A.(1)	272,755	3,227,226
Sarantis S.A.	45,317	379,203
Terna Energy S.A.	69,672	1,337,392
Titan Cement International S.A.	57,221	1,203,285
		$ 62,461,049
India — 5.1%
Adani Green Energy, Ltd.(1)	14,178	$ 188,294
Adani Transmission, Ltd.(1)	12,259	122,222
Apollo Hospitals Enterprise, Ltd.	4,774	301,200
Asian Paints, Ltd.	1,872	76,848
Avenue Supermarts, Ltd.(1)(2)	7,154	326,794
Bajaj Finance, Ltd.	11,417	1,014,093
Bajaj Finserv, Ltd.	16,719	324,697
Bharti Airtel, Ltd.	95,293	1,030,977
Cholamandalam Investment & Finance Co., Ltd.	14,109	194,643
Cipla, Ltd.	3,388	48,580
Divi's Laboratories, Ltd.	6,252	281,575
Dr. Reddy's Laboratories, Ltd.	739	50,802
Eicher Motors, Ltd.	1,090	44,667
GAIL (India), Ltd.	88,026	128,094
Grasim Industries, Ltd.	11,746	264,231
Havells India, Ltd.	9,907	160,975
HCL Technologies, Ltd.	4,848	65,832
HDFC Bank, Ltd.	10,936	219,392
HDFC Life Insurance Co., Ltd.(2)	6,699	52,722
Hindalco Industries, Ltd.	57,847	325,330
Hindustan Unilever, Ltd.	3,395	105,707
Indian Railway Catering & Tourism Corp., Ltd.	9,683	75,407
Info Edge India, Ltd.	2,581	143,801
Infosys, Ltd.	11,970	197,985
ITC, Ltd.	14,140	80,045
Jindal Steel & Power, Ltd.	13,591	110,673
Jio Financial Services, Ltd.(1)	123,358	392,727
JSW Steel, Ltd.	31,961	317,297

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Jubilant FoodWorks, Ltd.	15,996	$ 93,293
Larsen & Toubro, Ltd.(1)	28,499	930,111
LTIMindtree, Ltd.(2)	3,328	198,651
Mahindra & Mahindra, Ltd.	36,818	660,511
Maruti Suzuki India, Ltd.	596	71,168
Mphasis, Ltd.	3,178	88,537
Nestle India, Ltd.	193	52,668
NTPC, Ltd.	22,489	59,575
Petronet LNG, Ltd.	28,740	81,554
PI Industries, Ltd.	2,863	125,981
Power Grid Corp. of India, Ltd.	17,659	57,175
Reliance Industries, Ltd.	123,358	3,824,515
SBI Cards & Payment Services, Ltd.	9,055	94,335
SBI Life Insurance Co., Ltd.(2)	2,822	43,990
SRF, Ltd.	5,781	152,645
Sun Pharmaceutical Industries, Ltd.	5,217	72,536
Tata Consultancy Services, Ltd.	3,464	144,035
Tata Consumer Products, Ltd.	26,081	272,541
Tata Elxsi, Ltd.	1,296	112,924
Tata Motors, Ltd.	11,778	92,415
Tata Steel, Ltd.	327,127	489,587
Tech Mahindra, Ltd.	3,441	46,887
Titan Co., Ltd.	15,533	569,692
Trent, Ltd.	6,864	147,063
Tube Investments of India, Ltd.	4,113	154,955
UltraTech Cement, Ltd.	4,517	456,561
UPL, Ltd.(1)	18,027	136,587
Varun Beverages, Ltd.	17,020	166,573
Wipro, Ltd.	7,963	39,275
		$ 16,081,950
Indonesia — 4.9%
Adaro Energy Indonesia Tbk PT	2,449,800	$ 391,896
Astra International Tbk PT	3,027,700	1,375,921
Bank Central Asia Tbk PT	5,995,400	3,631,002
Bank Jago Tbk PT(1)	626,600	121,060
Bank Mandiri Persero Tbk PT	4,386,800	1,667,622
Bank Negara Indonesia Persero Tbk PT	1,209,700	712,154
Bank Rakyat Indonesia Persero Tbk PT	7,475,184	2,798,738
Barito Pacific Tbk PT	4,808,843	247,104
Charoen Pokphand Indonesia Tbk PT(1)	1,315,900	451,403
Kalbe Farma Tbk PT	3,818,800	485,033
Merdeka Copper Gold Tbk PT(1)	2,079,800	484,616
Sumber Alfaria Trijaya Tbk PT	2,968,200	531,481
Telkom Indonesia Persero Tbk PT	6,925,700	1,706,325
Security	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	1,221,400	$ 311,780
United Tractors Tbk PT	284,400	519,564
		$ 15,435,699
Kazakhstan — 3.2%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	135,120	$ 1,934,918
Kaspi.kz JSC GDR(4)	86,690	7,949,473
		$ 9,884,391
Malaysia — 5.2%
AMMB Holdings Bhd	364,600	$ 312,213
Axiata Group Bhd	540,500	320,112
CelcomDigi Bhd	580,700	569,266
CIMB Group Holdings Bhd	1,212,600	1,493,741
Dialog Group Bhd	701,100	357,884
Genting Bhd	398,900	381,391
Genting Malaysia Bhd	567,100	327,117
Hong Leong Bank Bhd	119,800	520,484
IHH Healthcare Bhd	332,700	439,410
Inari Amertron Bhd	542,000	363,104
IOI Corp. Bhd	473,300	437,893
Kuala Lumpur Kepong Bhd	81,800	423,090
Malayan Banking Bhd	840,800	1,682,203
Maxis Bhd	449,600	402,888
MISC Bhd	255,700	407,678
Nestle Malaysia Bhd	13,700	406,986
Petronas Chemicals Group Bhd	424,200	654,374
Petronas Dagangan Bhd	59,700	304,066
Petronas Gas Bhd	145,700	552,009
PPB Group Bhd	120,300	445,354
Press Metal Aluminium Holdings Bhd	660,800	738,916
Public Bank Bhd	2,524,300	2,334,999
QL Resources Bhd	221,000	268,703
RHB Bank Bhd	286,600	361,826
Sime Darby Bhd	542,000	262,298
Sime Darby Plantation Bhd	394,600	398,885
Tenaga Nasional Bhd	467,600	995,742
		$ 16,162,632
Nigeria — 0.0%(5)
Airtel Africa PLC(2)	40,000	$ 59,811
		$ 59,811
Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	345,400	$ 338,077
Ayala Corp.	62,300	698,280

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Ayala Land, Inc.	1,379,700	$ 688,960
Bank of the Philippine Islands	416,200	867,840
BDO Unibank, Inc.	477,200	1,261,979
International Container Terminal Services, Inc.	210,600	832,292
JG Summit Holdings, Inc.	542,300	425,502
Jollibee Foods Corp.	92,300	428,708
Manila Electric Co.	58,200	377,493
Metropolitan Bank & Trust Co.	380,300	415,726
PLDT, Inc.	15,700	374,647
SM Investments Corp.	50,100	832,451
SM Prime Holdings, Inc.	2,083,000	1,267,401
Universal Robina Corp.	175,000	391,356
		$ 9,200,712
Romania — 2.8%
MED Life S.A.(1)	153,000	$ 654,425
OMV Petrom S.A.	13,700,000	1,648,527
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica S.A.(1)	115,385	2,885,011
Societatea Energetica Electrica S.A.	298,000	611,121
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	182,000	1,646,359
Teraplast S.A.(1)	3,005,000	335,983
Transelectrica S.A.	76,000	460,883
Transgaz S.A. Medias	161,600	659,184
		$ 8,901,493
Saudi Arabia — 4.2%
Advanced Petrochemical Co.	48,600	$ 589,966
Al Hammadi Holding	35,300	553,069
Almarai Co. JSC	17,800	326,877
Arabian Contracting Services Co.	15,600	822,623
Arabian Internet & Communications Services Co.	7,100	690,201
Ataa Educational Co.	29,094	585,200
Dallah Healthcare Co.	11,603	545,549
Dr Sulaiman Al Habib Medical Services Group Co.	5,100	392,888
Etihad Etisalat Co.	65,000	811,637
Jarir Marketing Co.	121,000	499,995
National Co. for Learning & Education	17,800	488,063
SABIC Agri-Nutrients Co.	11,200	430,465
Saudi Arabian Mining Co.(1)	57,900	685,555
Saudi Arabian Oil Co.(2)	116,710	1,008,582
Saudi Basic Industries Corp.	40,600	927,890
Saudi Electricity Co.	49,600	296,721
Saudi Industrial Investment Group	93,300	621,605
Saudi Telecom Co.	68,400	773,444
Savola Group (The)	80,200	903,999
Security	Shares	Value
Saudi Arabia (continued)
Theeb Rent A Car Co.	25,800	$ 584,079
United International Transportation Co.	33,200	611,803
		$ 13,150,211
Serbia — 0.3%
Metalac AD(1)	67,357	$ 980,030
		$ 980,030
Slovenia — 2.6%
Nova Ljubljanska Banka dd(2)	72,121	$ 6,471,896
Nova Ljubljanska Banka dd GDR(4)	60,052	1,047,686
Petrol DD Ljubljana	18,600	503,245
		$ 8,022,827
South Korea — 8.6%
AMOREPACIFIC Corp.	1,140	$ 100,692
Celltrion Healthcare Co., Ltd.	3,063	158,240
Celltrion, Inc.	3,011	346,407
CJ CheilJedang Corp.	339	74,417
Cosmo AM&T Co., Ltd.(1)	900	128,332
Coway Co., Ltd.	2,186	70,250
DB Insurance Co., Ltd.	2,200	130,087
Doosan Enerbility Co., Ltd.(1)	13,566	186,207
Ecopro BM Co., Ltd.	1,708	561,811
Hana Financial Group, Inc.	11,300	348,215
Hanwha Aerospace Co., Ltd.	1,500	143,910
Hanwha Galleria Corp.(1)	4,611	4,766
Hanwha Solutions Corp.(1)	4,088	121,329
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,746	169,008
HLB, Inc.(1)	4,241	109,366
HMM Co., Ltd.	9,451	129,724
HYBE Co., Ltd.(1)	432	88,965
Hyundai Engineering & Construction Co., Ltd.	3,379	99,171
Hyundai Glovis Co., Ltd.	762	104,194
Hyundai Mobis Co., Ltd.	1,909	348,805
Hyundai Motor Co.	5,167	794,444
Hyundai Steel Co.	2,500	70,873
Kakao Corp.	9,381	377,650
KB Financial Group, Inc.	13,300	532,684
Kia Corp.	7,832	508,291
Korea Aerospace Industries, Ltd.	2,870	110,806
Korea Electric Power Corp.(1)	9,138	137,689
Korea Investment Holdings Co., Ltd.	1,239	47,477
Korea Zinc Co., Ltd.	330	127,836
Korean Air Lines Co., Ltd.	6,673	128,804
Krafton, Inc.(1)	869	117,140

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
KT&G Corp.	3,555	$ 230,036
L&F Co., Ltd.	839	169,567
LG Chem, Ltd.	1,724	877,009
LG Corp.	3,183	208,373
LG Display Co., Ltd.(1)	9,346	98,817
LG Electronics, Inc.	3,428	291,796
LG Energy Solution, Ltd.(1)	1,183	519,729
LG H&H Co., Ltd.	316	106,025
LG Innotek Co., Ltd.	522	108,239
Lotte Chemical Corp.	607	71,723
Meritz Financial Group, Inc.(1)	4,100	158,302
Naver Corp.	4,805	856,094
NCSoft Corp.	575	124,744
Pearl Abyss Corp.(1)	890	39,123
POSCO Chemical Co., Ltd.	1,169	483,629
POSCO Holdings, Inc.	3,243	1,634,087
Posco International Corp.	2,400	169,831
Samsung Biologics Co., Ltd.(1)(2)	533	320,049
Samsung C&T Corp.	2,715	219,971
Samsung Electro-Mechanics Co., Ltd.	1,863	212,529
Samsung Electronics Co., Ltd.	158,075	8,655,022
Samsung Engineering Co., Ltd.(1)	6,765	196,233
Samsung Fire & Marine Insurance Co., Ltd.	1,075	205,483
Samsung Heavy Industries Co., Ltd.(1)	25,662	181,883
Samsung Life Insurance Co., Ltd.	3,000	164,125
Samsung SDI Co., Ltd.	1,843	962,054
Samsung SDS Co., Ltd.	1,303	131,177
Shinhan Financial Group Co., Ltd.	15,400	423,859
SK Bioscience Co., Ltd.(1)	942	54,245
SK Hynix, Inc.	17,686	1,712,800
SK Innovation Co., Ltd.(1)	1,849	313,626
SK Square Co., Ltd.(1)	3,831	133,379
SK, Inc.	1,234	147,912
S-Oil Corp.	1,757	103,284
Woori Financial Group, Inc.	20,300	185,525
Yuhan Corp.	2,468	141,209
		$ 26,989,079
Sri Lanka — 1.0%
Browns Investments PLC(1)	8,004,000	$ 166,866
Commercial Bank of Ceylon PLC	839,281	244,426
Dialog Axiata PLC(1)	4,551,400	155,902
Expolanka Holdings PLC	767,600	359,718
Hatton National Bank PLC	627,000	375,080
John Keells Holdings PLC	2,048,500	1,075,062
Security	Shares	Value
Sri Lanka (continued)
LOLC Holdings PLC(1)	172,600	$ 267,096
Sampath Bank PLC	1,967,000	459,401
		$ 3,103,551
Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	533,000	$ 9,624,700
		$ 9,624,700
United Arab Emirates — 4.5%
Abu Dhabi Commercial Bank PJSC	358,690	$ 857,601
Abu Dhabi Islamic Bank PJSC	168,170	514,730
Abu Dhabi National Oil Co. for Distribution PJSC	470,000	498,945
Al Ansari Financial Services PJSC(1)	1,805,311	585,073
Al Yah Satellite Communications Co. PJSC (Yahsat)	2,178,438	1,577,669
Aldar Properties PJSC	522,500	735,313
Americana Restaurants International PLC	494,400	505,547
Aramex PJSC	442,000	360,802
Dubai Electricity & Water Authority PJSC	1,686,287	1,230,365
Dubai Islamic Bank PJSC	285,567	447,212
Emaar Properties PJSC	675,300	1,242,584
Emirates Telecommunications Group Co. PJSC	353,100	2,153,177
First Abu Dhabi Bank PJSC	448,554	1,787,677
Multiply Group PJSC(1)	345,100	303,449
National Central Cooling Co. PJSC	689,840	647,642
Q Holding PJSC(1)	227,300	154,161
Ras Al Khaimah Ceramics	650,700	476,544
		$ 14,078,491
Vietnam — 7.2%
Digiworld Corp.(1)	1,064,800	$ 2,435,516
Duc Giang Chemicals JSC	712,600	2,169,802
FPT Corp.	1,438,970	5,564,038
FPT Digital Retail JSC	663,860	2,143,189
Gemadept Corp.	745,200	1,847,940
Mobile World Investment Corp.	1,041,098	2,525,402
Novaland Investment Group Corp.(1)	7,524	5,986
Phat Dat Real Estate Development Corp.(1)	3,271	2,995
Phu Nhuan Jewelry JSC	1,185,066	4,155,183
Refrigeration Electrical Engineering Corp.	629,803	1,782,900
		$ 22,632,951
Total Common Stocks (identified cost $222,863,911)		$283,044,558

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 3.4%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 3.4%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(4)(6)(7)	UZS	48,512,190	$ 4,199,474
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(4)(6)(7)	UZS	81,043,560	6,652,964
Total Loan Participation Notes (identified cost $10,733,926)			$ 10,852,438

Preferred Stocks — 0.5%
Security	Shares	Value
South Korea — 0.5%
Hanwha Galleria Co., Ltd.(1)	45	$ 160
Hanwha Solutions Corp.(1)	40	877
Hyundai Motor Co., Ltd.	1,499	127,500
LG Chem, Ltd.	400	123,274
Samsung Electronics Co., Ltd.	27,339	1,231,369
Total Preferred Stocks (identified cost $1,250,254)		$ 1,483,180

Sovereign Government Bonds — 0.1%
Security	Principal Amount (000's omitted)		Value
Greece — 0.1%
Hellenic Republic Government Bond, 0.00%, GDP-Linked, 10/15/42	EUR	79,360	$ 337,683
Total Sovereign Government Bonds (identified cost $308,455)			$ 337,683

Short-Term Investments — 2.7%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(8)	6,997,593	$ 6,997,593
Total Affiliated Fund (identified cost $6,997,593)		$ 6,997,593

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 10/12/23(9)	$1,500	$ 1,484,198
Total U.S. Treasury Obligations (identified cost $1,484,490)		$ 1,484,198
Total Short-Term Investments (identified cost $8,482,083)		$ 8,481,791

Total Purchased Options — 0.1% (identified cost $150,553)	$ 255,713
Total Investments — 97.0% (identified cost $243,789,182)	$304,455,363
Total Written Options — (0.0)%(5) (premiums received $54,678)	$ (35,593)
Other Assets, Less Liabilities — 3.0%	$ 9,433,394
Net Assets — 100.0%	$313,853,164
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $9,522,329 or 3.0% of the Portfolio's net assets.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $21,784,515 or 6.9% of the Portfolio's net assets.
(5)	Amount is less than 0.05% or (0.05)%, as applicable.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	39.3%	$123,470,144
Information Technology	10.6	33,200,312
Consumer Discretionary	10.1	31,541,320
Industrials	8.4	26,477,639
Communication Services	6.1	19,174,077
Utilities	4.8	15,023,789
Materials	4.7	14,745,902
Energy	4.3	13,391,993
Consumer Staples	2.5	7,976,763
Health Care	1.7	5,406,588
Real Estate	1.6	4,971,649
Government	0.1	337,683
Short-Term Investments	2.7	8,481,791
Total	96.9%	$304,199,650
Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	7,800,000	CNH	7.00	1/18/24	$139,480
Call USD vs. Put CNH	Goldman Sachs International	USD	6,500,000	CNH	7.00	1/18/24	116,233
Total							$255,713
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	7,800,000	CNH	7.50	1/18/24	$(19,414)
Call USD vs. Put CNH	Goldman Sachs International	USD	6,500,000	CNH	7.50	1/18/24	(16,179)
Total							$(35,593)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	19,062,883	USD	20,898,000	9/20/23	$111,572
EUR	1,296,988	USD	1,421,845	9/20/23	7,591
EUR	231,219	USD	253,477	9/20/23	1,353
KRW	13,200,000,000	USD	10,408,042	9/20/23	(48,954)

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,699,213	EUR	1,550,000	9/20/23	$ (9,072)
USD	2,317,221	EUR	2,113,739	9/20/23	(12,371)
USD	2,607,277	EUR	2,378,324	9/20/23	(13,920)
USD	3,923,485	EUR	3,578,952	9/20/23	(20,947)
USD	4,547,403	EUR	4,148,082	9/20/23	(24,278)
USD	7,500,492	EUR	6,841,851	9/20/23	(40,044)
					$(49,070)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	23,639,464	CNH	168,000,000	BNP Paribas	11/24/23	$ —	$(109,964)
USD	22,319,552	CNH	155,348,700	HSBC Bank USA, N.A.	11/24/23	358,582	—
						$358,582	$(109,964)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE China A50 Index	558	Long	8/30/23	$ 7,453,437	$ 231,181
Hang Seng China Enterprises Index	529	Long	8/30/23	23,781,069	1,871,916
Hang Seng Index	77	Long	8/30/23	10,023,244	574,922
MSCI Emerging Markets Index	240	Long	9/15/23	12,651,600	131,866
					$2,809,885
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	14,441	Positive Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	9/14/23	$44,601
						$44,601

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
KRW	– South Korean Won
USD	– United States Dollar
UZS	– Uzbekistani Som

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $6,997,593, which represents 2.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,240,401	$134,394,076	$(129,636,884)	$ —	$ —	$6,997,593	$253,898	6,997,593
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$10,832,936	$126,376,021	$ —	$137,208,957
Emerging Europe	2,885,011	115,662,077	—	118,547,088
Middle East/Africa	—	27,288,513	—	27,288,513
Total Common Stocks	$13,717,947	$269,326,611*	$ —	$283,044,558

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Loan Participation Notes	$ —	$ —	$10,852,438	$ 10,852,438
Preferred Stocks	—	1,483,180	—	1,483,180
Sovereign Government Bonds	—	337,683	—	337,683
Short-Term Investments:
Affiliated Fund	6,997,593	—	—	6,997,593
U.S. Treasury Obligations	—	1,484,198	—	1,484,198
Purchased Currency Options	—	255,713	—	255,713
Total Investments	$20,715,540	$272,887,385	$10,852,438	$304,455,363
Forward Foreign Currency Exchange Contracts	$ —	$ 479,098	$ —	$ 479,098
Futures Contracts	131,866	2,678,019	—	2,809,885
Swap Contracts	—	44,601	—	44,601
Total	$20,847,406	$276,089,103	$10,852,438	$307,788,947
Liability Description
Written Currency Options	$ —	$ (35,593)	$ —	$ (35,593)
Forward Foreign Currency Exchange Contracts	—	(279,550)	—	(279,550)
Total	$ —	$ (315,143)	$ —	$ (315,143)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2022	$ —
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	118,512
Cost of purchases	10,718,814
Proceeds from sales, including return of capital	—
Accrued discount (premium)	15,112
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of July 31, 2023	$10,852,438
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2023	$ 118,512

Global Macro Capital Opportunities Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2023:
Type of Investment	Fair Value as of July 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$10,852,438	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.92% - 8.32%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 7.05% based on relative principal amounts.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.